Commitments and Contingent Obligations - Schedule of Commitment Under Operating Lease (Detail) (Office Leases [Member], USD $) In Thousands, unless otherwise specified	Jun. 30, 2012
Office Leases [Member]
Schedule Of Operating Leases [Line Items]
2012	$ 647
2013	1,349
2014	1,486
2015	1,494
2016	1,516
Thereafter	3,152
Capital leases lessor balance sheet net investment	$ 9,644